Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenues
Gross Sales		$ 55,474	$ 71,765
Less: Royalties		3,270	4,868
Revenues		52,204	66,897
Expenses
Purchased Product	[1]	24,715	33,958
Transportation and Blending	[1]	10,141	11,126
Operating	[1]	6,352	5,816
(Gain) Loss on Risk Management		61	1,636
Depreciation, Depletion and Amortization		4,644	4,679
Exploration Expense		42	101
(Income) Loss From Equity-Accounted Affiliates		(51)	(15)
General and Administrative		688	865
Finance Costs		671	820
Interest Income		(133)	(81)
Integration, Transaction and Other Costs		85	106
Foreign Exchange (Gain) Loss, Net		(67)	343
Revaluation (Gain) Loss		34	(549)
Re-measurement of Contingent Payments		59	162
(Gain) Loss on Divestiture of Assets		(14)	(269)
Other (Income) Loss, Net		(63)	(532)
Earnings (Loss) Before Income Tax		5,040	8,731
Income Tax Expense (Recovery)		931	2,281
Net Earnings (Loss)		$ 4,109	$ 6,450
Net Earnings (Loss) Per Common Share ($)
Net Earnings (Loss) Per Share — Basic (CAD per share)		$ 2.15	$ 3.29
Net Earnings (Loss) Per Share — Diluted (CAD per share)		$ 2.12	$ 3.20

[1]	Comparative periods reflect certain revisions. See Note 39.